Consolidated Statement of Changes in Equity - USD ($)	Share Capital Restated total equity	Share Capital	Share premium	CLNs treated as equity Restated total equity	CLNs treated as equity	Other Reserves	Foreign currency translation reserve Restated total equity	Foreign currency translation reserve	Share option reserve Restated total equity	Share option reserve	Retained Earnings Restated total equity	Retained Earnings	Restated total equity	Total
Balance at the beginning at Dec. 31, 2018		$ 158			$ 1,411,034			$ (143,169)				$ (954,740)		$ 313,283
Profit (loss) for the period												1,037,565		1,037,565
Other comprehensive income								(38,897)						(38,897)
Total comprehensive income								(38,897)				1,037,565		998,668
Transactions with owners in their capacity as owners:
Share option charge										$ 11,052				11,052
Balance at the end attributable to owners of the company at Sep. 30, 2019	$ 158	158		$ 1,411,034	1,411,034		$ (182,066)	(182,066)	$ 11,052	11,052	$ 82,825	82,825	$ 1,323,003	1,323,003
Profit (loss) for the period												(568,319)		(568,319)
Other comprehensive income								52,614						52,614
Total comprehensive income								52,614				(568,319)		(515,705)
Transactions with owners in their capacity as owners:
Share option charge										123,676				123,676
Balance at the end attributable to owners of the company at Sep. 30, 2020	$ 158	158		$ 1,411,034	1,411,034		$ (129,452)	(129,452)	$ 134,728	134,728	$ (485,494)	(485,494)	$ 930,974	930,974
Profit (loss) for the period												(271,729,101)		(271,729,101)
Other comprehensive income								384,664						384,664
Total comprehensive income								384,664				(271,729,101)		(271,344,437)
Transactions with owners in their capacity as owners:
Share option charge										168,748				168,748
Conversion of convertible loan notes		98	$ 20,784,802		(1,411,034)									19,373,866
Effect of the capital reorganisation		10,751	50,214,488			$ 166,804,775								217,030,014
Balance at the end attributable to owners of the company at Sep. 30, 2021		11,007	70,999,290			166,804,775		$ 255,212		303,476		$ (272,214,595)		(33,840,835)
Transactions with owners in their capacity as owners:
Transactions with owners in their capacity as owners		$ 10,849	$ 70,999,290		$ (1,411,034)	$ 166,804,775				$ 168,748				$ 236,572,628